Taxes (Details) - Schedule of components of deferred tax assets and liabilities	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax assets:
Allowance for doubtful accounts	¥ 142,316		$ 22,322	¥ 160,287
Impairment loss from inventories	1,014,527	$ 159,124
Net operating loss carryforwards	11,086,999		1,738,946	2,080,433
Less: valuation allowance	(12,101,526)		(1,898,070)	(2,080,433)
Deferred tax assets, net	142,316		22,322	160,287
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	5,396,459		846,411	6,144,892
Total deferred tax liabilities, net	¥ 5,254,143		$ 824,089	¥ 5,984,605